Annual Total Returns- Inverse SP 500 2x Strategy Fund (Class H) [BarChart] - Class H - Inverse SP 500 2x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(20.04%)	(30.46%)	(45.83%)	(26.46%)	(10.14%)	(24.66%)	(32.54%)	4.42%	(41.84%)	(50.05%)